SHARE-BASED COMPENSATION - Schedule of Outstanding Options (Details)	6 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of stock options, outstanding, beginning of year (in shares) | shares	9,547,185	9,072,149
Number of stock options granted (in shares) | shares	1,543,793	558,697
Number of stock options forfeited (in shares) | shares	(40,045)	0
Number of stock options, outstanding, end of year (in shares) | shares	11,050,933	9,630,846
Number of stock options, outstanding, end of year (in shares) | shares	8,096,755	6,738,387
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option) | $ / shares	$ 2.11	$ 1.82
Weighted average exercise price of stock options granted (in CA$ per option) | $ / shares	2.75	6.94
Weighted average exercise price of stock options forfeited (in CA$ per option) | $ / shares	9.85	0
Weighted average exercise price of stock options exercisable, end of year (in CA$ per option) | $ / shares	1.49	1.23
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option) | $ / shares	$ 2.17	$ 2.12